Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2019
Summary of warrant activity
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Warrants
Outstanding January 1, 2018	18,750	$0.50	2.85
Granted	9,112,500	0.19	3.83
Outstanding December 31, 2018	9,131,250	0.19	3.83
Granted	27,658,000	0.44	4.29
Forfeited	(7,545,500)	0.34	4.48
Outstanding December 31, 2019	29,243,750	$0.39	4.10

Summary of stock option activity
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Weighted Average Grant Date Fair Value
Options
Outstanding January 1, 2018	-	$-	-	$-
Granted	4,854,692	0.04	3.00	0.19
Outstanding December 31, 2018	4,854,692	0.04	3.00	0.19
Granted	6,210,022	0.16	5.13	0.24
Forfeited	(3,184,781)	0.19	3.53	0.19
Outstanding December 31 2019	7,879,933	$0.14	4.74	$0.24

Summary of nonvested activity
Nonvested Shares	Shares
Nonvested at January 1, 2018	-
Granted	4,854,692
Vested	(1,213,673)
Forfeited	-
Nonvested at December 31, 2018	3,641,019
Granted	6,210,022
Vested	(2,840,194)
Forfeited	(3,184,781)
Nonvested at December 31, 2019	3,826,066

Option [Member]
Summary of fair value of each stock warrant granted was estimated using the Black-Scholes valuation model
Exercise price	$0.10 - $0.50
Expected dividend yield	0%
Risk free interest rate	1.49% - 2.63%
Expected life in years	7
Expected volatility	153% - 157%

Exercise price	$0.40
Expected dividend yield	0%
Risk free interest rate	2.50%
Expected life in years	3
Expected volatility	157%

Warrant [Member]
Summary of fair value of each stock warrant granted was estimated using the Black-Scholes valuation model
Exercise price	$0.10 - $0.50
Expected dividend yield	0%
Risk free interest rate	1.42% - 2.66%
Expected life in years	3-7
Expected volatility	134% - 158%

Exercise price	$0.10 - $0.50
Expected dividend yield	0%
Risk free interest rate	2.33% - 3.05%
Expected life in years	3-7
Expected volatility	134% - 158%